UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Commonwealth Bank of Australia
Address: Ground Floor, Tower 1
         201 Sussex Street
         Sydney, New South Wales, Australia  2000

13F File Number:  028-14376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Damien Hatton
Title:     Company Secretariat
Phone:     02 91187110

Signature, Place, and Date of Signing:

 /s/ John Damien Hatton Sydney, New South Wales, Australia  March 29, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    1

Form 13F Information Table Value Total:    $110,253 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number     Name

01   028-14422           Colonial Holding Company Limited
02   028-14418           Commonwealth Insurance Holdings Ltd
03   028-14425           Colonial First State Group Limited HC
08   028-06518           First State Investment Management (UK) Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   110253  4311855 SH       DEFINED 1 2 3 8             0  4101778   210077